Pledged assets and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

Skr mn	Dec 31, 2023	Dec 31, 2022
Collateral provided
Cash collateral under the security agreements for derivative contracts	11,098	10,691

Contingent liabilities
Guarantee commitments	7,471	4,802

Commitments
Committed undisbursed loans	54,975	75,369